Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventories
Schedule of inventories and the allowances for excess and obsolete inventory

EURm	2019	2018
Raw materials, supplies and other	568	462
Work in progress	1 281	1 398
Finished goods	1 087	1 308
Total	2 936	3 168

The cost of inventories recognized as an expense during the year and included in the cost of sales is EUR 8 181 million (EUR 7 569 million in 2018 and EUR 7 803 million in 2017).

Movements in allowances for excess and obsolete inventory for the years ended December 31:

EURm	2019	2018	2017
As of January 1	521	432	456
Charged to income statement	83	153	100
Deductions(1)	(99)	(64)	(124)
As of December 31	505	521	432

(1)   Deductions include utilization and releases of allowances.